Other operating income/(expenses) (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income/(expenses) [Abstract]
Tax expenses		R$ (5,960,618)	R$ (6,331,651)	R$ (4,791,754)
Legal provision		(1,238,057)	(2,927,734)	(1,439,460)
Variation in monetary liabilities		31,710	(699,719)	(597,240)
Income from sales of non-current assets, investments, and property and equipment, net		(412,957)	(467,042)	(277,232)
Other	[1]	(2,553,435)	(3,578,016)	(5,882,867)
Total		R$ (10,133,357)	R$ (14,004,162)	R$ (12,988,553)

[1]	Includes: (i) the effect of the (additions)/reversal of provision for tax contingency in 2017 - R$ 487,269 thousand (2016 - R$ (484,227) thousand and 2015 - R$ (570,835) thousand); (ii) impairment losses in the amount of 2017 - R$ 185,188 thousand (2016 - R$ 31,256 thousand and 2015 - R$ 207,880 thousand); and (iii) operating expense related of insurance operation in 2017 - R$ 1,354,719 thousand (2016 - R$ 1,388,645 thousand and 2015 - R$ 1,281,381 thousand).